Revision of Consolidated Balance Sheet	12 Months Ended
Dec. 31, 2011
Revision of Consolidated Balance Sheet [Abstract]
Revision of Consolidated Balance Sheet

2. Revision of Consolidated Balance Sheet

During the preparation of the consolidated financial statements for the year ended December 31, 2011, the Company discovered and corrected errors in deferred income taxes and associated goodwill previously recorded in connection with the acquisition of InfrastruX in July 2010. In the aggregate, these errors resulted in an overstatement of goodwill and deferred income tax liabilities of approximately $15,457 at December 31, 2010. The Company assessed the impact of these errors on its previously issued consolidated financial statements for the year ended December 31, 2010 and the unaudited condensed consolidated balance sheets for the 2011 interim periods and concluded that these errors were not material. Notwithstanding this fact, the Company has elected to revise its previously reported consolidated balance sheet as of December 31, 2010 as reflected below.

The following table summarizes the impact of these revisions, as well as the impact of the reclassification of the Company’s Canadian cross-country pipeline construction operations and the assets and operations of InterCon as discontinued operations, on the Company’s previously reported consolidated balance sheet filed on its Annual Report on Form 10-K for the year ended December 31, 2010.

	Year Ended December 31, 2010
	As Previously Reported	Discontinued Operations	Revisions	As Revised
ASSETS
Current assets:
Cash and cash equivalents	141,101	(6,796)	—	134,305
Accounts receivable, net	319,874	(21,593)	—	298,281
Contract cost and recognized income not yet billed	35,059	(11,327)	—	23,732
Prepaid expenses and other assets	54,831	(320)	—	54,511
Parts and supplies inventories	10,108	(37)	—	10,071
Deferred income taxes	11,004	—	—	11,004
Assets held for sale	19,107	65,061	—	84,168

Total current assets	591,084	24,988	—	616,072

Property, plant and equipment, net	229,179	(24,988)	—	204,191
Goodwill	211,753	—	(15,457)	196,296
Other intangible assets, net	195,457	—	—	195,457
Deferred income taxes	16,570	—	—	16,570
Other assets	41,759	—	—	41,759

Total assets	1,285,802	—	(15,457)	1,270,345

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	214,062	(29,484)	—	184,578
Contract billings in excess of cost and recognized income	16,470	(1,612)	—	14,858
Current portion of capital lease obligations	5,371	(5)	—	5,366
Notes payable and current portion of other long-term debt	71,594	—	—	71,594
Current portion of government obligations	6,575	—	—	6,575
Accrued income taxes	2,356	—	—	2,356
Other current liabilities	4,832			4,832
Liabilities held for sale	324	31,101	—	31,425

Total current liabilities	321,584	—	—	321,584
Long-term debt	305,227	—	—	305,227

	Year Ended December 31, 2010
	As Previously Reported	Discontinued Operations	Revisions	As Revised
Capital lease obligations	5,741	—	—	5,741
Contingent earnout	10,000	—	—	10,000
Long-term liabilities for unrecognized tax benefits	4,866	—	—	4,866
Deferred income taxes	76,020	—	(15,457)	60,563
Other long-term liabilities	38,824	—	—	38,824

Total liabilities	762,262	—	(15,457)	746,805

Total stockholders’ equity	523,540	—	—	523,540

Total liabilities and stockholders’ equity	1,285,802	—	(15,457)	1,270,345